Alger Concentrated Equity Fund Annual Total Returns	12 Months Ended
Dec. 31, 2025
Class Y Shares [Member] | Alger Concentrated Equity Fund | Class Y
Prospectus [Line Items]
Annual Return [Percent]	33.91%